Transaction and Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Summary of Common Stock Issued and Outstanding
The following summarizes the shares of CLS Holdings Common Stock issued and outstanding immediately following the Transaction as of May 19, 2022:

	Shares	%
Legacy Comera Stockholders	12,022,595	76%
OTR Public Stockholders	677,987	4%
OTR Founders	2,611,838	16%
Maxim (1)	624,765	4%

Total (2)	15,937,185	100%

(1)
Represents (i) 97,561 shares of the CLS Holdings Common Stock purchased by Maxim in a private placement, (ii) 344,375 shares of the CLS Holdings Common Stock issued to Maxim by the Legacy Comera shareholders to settle Maxim’s success fee, and (iii) 182,829 shares of the CLS Holdings Common Stock issued to Maxim in exchange for a like number of shares of OTR common stock received in connection with OTR’s initial public offering.

(2)	Excludes 3,150,000 Earn-Out Shares

Summary of Net Tangible Assets Acquired and Reconciles Element of Transaction to Condensed Consolidated Statement of Cash flows and Convertible Preferred Stock , Stockholders' Deficit and Members' Capital
The following table presents the net tangible assets acquired from OTR and reconciles the elements of the Transaction to the condensed consolidated statements of cash flows and convertible preferred stock, stockholders’ deficit and members’ capital:

Transaction
Cash	$5,643,508
Deferred underwriting fee payable	(3,395,389)
Derivative warrant liabilities	(2,286,379)

Net tangible assets acquired from OTR	(38,260)
Cash proceeds received from Maxim Private Placement	1,000,000

Gross proceeds from Transaction and Maxim Private Placement	961,740
Less: total issuance costs	(7,528,561)

Reverse recapitalization issuance costs in excess of gross proceeds	(6,566,821)
Add: derivative warrant liabilities assumed	2,286,379
Add: issuance of common stock to settle success fee	3,443,750
Add: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable	4,305,389
Less: Series A preferred stock issuance costs	(161,535)

Net cash proceeds from Transaction and Maxim Private Placement	3,307,162
Add: Series A preferred stock issuance costs	161,535
Add: reverse recapitalization issuance costs in excess of gross proceeds	6,566,821
Less: derivative warrant liabilities assumed	(2,286,379)
Less: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable	(4,305,389)

Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs	$3,443,750

Summary of Assumption Used in Valuation of Earn-Out Shares	Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair value of common stock	$9.91
Selected volatility	90.00%
Risk-free interest rate	2.60%
Contractual term (years)	2.0